FAIR VALUE OF FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	12 Months Ended
Oct. 28, 2018
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS
Fair Value of Financial Instruments
The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable and accounts payable approximate fair value as of October 28, 2018 and October 29, 2017 because of the relatively short maturity of these instruments. The carrying amount of revolving loans outstanding under the asset-based lending facilities approximates fair value as the interest rates are variable and reflective of market rates. The fair values of the remaining financial instruments not currently recognized at fair value on our consolidated balance sheets at the respective fiscal year ends were (in thousands):

	October 28, 2018		October 29, 2017
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Term loan credit facility, due February 2025 and June 2022, respectively	$412,925	$412,409	$144,147	$144,147
8.25% senior notes, due January 2023	—	—	250,000	267,500

The fair values of the term loan credit facilities and 8.25% senior notes were based on recent trading activities of comparable market instruments, which are level 2 inputs.
Fair Value Measurements
ASC Subtopic 820-10, Fair Value Measurements and Disclosures, requires us to use valuation techniques to measure fair value that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized as follows:
Level 1:  Observable inputs such as quoted prices for identical assets or liabilities in active markets.
Level 2:  Other inputs that are observable directly or indirectly, such as quoted prices for similar assets or liabilities or market-corroborated inputs.
Level 3:  Unobservable inputs for which there is little or no market data and which require us to develop our own assumptions about how market participants would price the assets or liabilities.
The following is a description of the valuation methodologies used for assets and liabilities measured at fair value. There have been no changes in the methodologies used at October 28, 2018 and October 29, 2017.
Money market:  Money market funds have original maturities of three months or less. The original cost of these assets approximates fair value due to their short-term maturity.
Mutual funds:  Mutual funds are valued at the closing price reported in the active market in which the mutual fund is traded.
Assets held for sale:  Assets held for sale are valued based on current market conditions, prices of similar assets in similar condition and expected proceeds from the sale of the assets.
Deferred compensation plan liability:  Deferred compensation plan liability is comprised of phantom investments in the deferred compensation plan and is valued at the closing price reported in the active markets in which the money market and mutual funds are traded.
The following tables summarize information regarding our financial assets and liabilities that are measured at fair value on a recurring basis as of October 28, 2018 and October 29, 2017, segregated by level of the valuation inputs within the fair value hierarchy utilized to measure fair value (in thousands):

	Recurring fair value measurements
	October 28, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments in deferred compensation plan(1):
Money market	$369	$—	$—	$369
Mutual funds – Growth	1,118	—	—	1,118
Mutual funds – Blend	2,045	—	—	2,045
Mutual funds – Foreign blend	812	—	—	812
Mutual funds – Fixed income	—	941	—	941
Total short-term investments in deferred compensation plan	4,344	941	—	5,285
Total assets	$4,344	$941	$—	$5,285

Liabilities:
Deferred compensation plan liability	$—	$4,639	$—	$4,639
Total liabilities	$—	$4,639	$—	$4,639

	Recurring fair value measurements
	October 29, 2017
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments in deferred compensation plan(1):
Money market	$1,114	$—	$—	$1,114
Mutual funds – Growth	958	—	—	958
Mutual funds – Blend	1,948	—	—	1,948
Mutual funds – Foreign blend	915	—	—	915
Mutual funds – Fixed income	—	1,546	—	1,546
Total short-term investments in deferred compensation plan	4,935	1,546	—	6,481
Total assets	$4,935	$1,546	$—	$6,481

Liabilities:
Deferred compensation plan liability	$—	$4,923	$—	$4,923
Total liabilities	$—	$4,923	$—	$4,923

(1)	The unrealized holding gain (loss) was insignificant for the fiscal years ended October 28, 2018 and October 29, 2017.